Exploration and evaluation of oil and gas reserves (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Recognition of losses in Intangible assets	$ 164	$ 224
Collateral for crude oil exploration concession agreements, amount	1,410	1,250
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,358	1,239
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	52	$ 11
P I B B V In Colombia [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ 190